Derivatives (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair Values of Derivatives Instruments Designated as Hedge Instruments

		December 31,
Derivatives Designated as Hedging Instruments	Balance Sheet Location	2017	2016
		(in thousands)
Short-term — Interest rate swaps	Accrued expenses	$—	$(3,838)
Long-term — Interest rate swaps	Other long-term liabilities	—	(84)
Total		$—	$(3,922)

Cash Flow Hedge Gains and Losses

Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in Other Comprehensive Income (“OCI”) for the Year Ended December 31,					Loss Reclassified from Accumulated OCI into Income for the Year Ended December 31,					Gain (Loss) Recognized in Income (Ineffective Portion and Amount Excluded from Effectiveness Testing) for the Year ended December 31,
	2017		2016		2015	2017		2016		2015	2017		2016		2015
	(in thousands)
Interest rate swaps	$4,700		$2,713		$(1,701)	$5,265		$8,798		$10,440	$—		$—		$—
Foreign currency forward contracts	$—	$ -	$1,584	$ -	$(1,584)	$—	$ -	$—	$ -	$—	$—	$ -	$—	$ -	$(296)